Description of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	$ 5	$ 4
Receivables
Derivatives, Fair Value [Line Items]
Fuel contracts due within one year, Assets	51	77
Other Liabilities Current
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	4	4
Other Liabilities Noncurrent
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	1
Designated as Hedging Instrument | Cash Flow Hedging | Receivables
Derivatives, Fair Value [Line Items]
Fuel contracts due within one year, Assets	7	77
Designated as Hedging Instrument | Cash Flow Hedging | Other Liabilities Current
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	2	4
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	3
Not Designated as Hedging Instrument | Receivables
Derivatives, Fair Value [Line Items]
Fuel contracts due within one year, Assets	44
Not Designated as Hedging Instrument | Other Liabilities Current
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	2
Not Designated as Hedging Instrument | Other Liabilities Noncurrent
Derivatives, Fair Value [Line Items]
Fuel contracts Liabilities	$ 1